Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Summary of information by segment

	For the year ended December 31, 2017
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$14,484,853	$19,455,800	$250,422	$1,359,941	$35,551,016
Cost of goods sold	6,696,230	10,300,099	160,324	432,085	17,588,738
Gross profit	7,788,623	9,155,701	90,098	927,856	17,962,278
Interest expense and charges	410,214	601,141	370	1,235	1,012,960
Depreciation and amortization	207,651	1,359,088	-	-	1,566,739
Capital expenditures	107,577	4,500,485	30,941	-	4,639,003
Income tax expenses	1,030,904	1,486,371	-	242,805	2,760,080
Segment profit (loss)	3,335,076	4,395,629	(82,323)	(1,001,597)	6,646,785
Segment assets as of December 31, 2017	$10,899,522	$60,000,714	$567,030	$9,664,563	$81,131,829

	For the year ended December 31, 2016
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$13,166,604	$18,424,613	$-	$833,052	$32,424,269
Cost of goods sold	5,423,418	12,333,845	-	514,754	18,272,017
Gross profit	7,743,186	6,090,768	-	318,298	14,152,252
Interest expense and charges	650,727	795,833	282	3,547	1,450,389
Depreciation and amortization	189,404	1,170,605	1,251	-	1,361,260
Capital expenditures	87,267	9,284,800	-	-	9,372,067
Income tax expenses	945,186	967,221	-	39,949	1,952,356
Segment profit (loss)	3,125,268	2,830,950	(901,145)	(551,993)	4,503,080
Segment assets as of December 31, 2016	$12,870,817	$47,829,971	$(186,139)	$2,146,350	$62,660,999

	For the year ended December 31, 2015
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues from external customers	$6,548,866	$7,941,873	$1,249,699	$1,643,935	$17,384,373
Cost of goods sold	3,349,172	4,839,944	725,934	350,263	9,265,313
Gross profit	3,199,694	3,101,928	523,765	1,293,673	8,119,060
Interest expense and charges	434,307	598,022	-	-	1,032,329
Depreciation and amortization	42,728	1,182,249	464	31,779	1,257,220
Capital expenditures	85,633	2,608,079	-	15,631	2,709,343
Income tax expenses	41,841	133,647	120,272	-	295,760
Segment profit	320,253	733,160	356,109	946,093	2,355,615
Segment assets as of December 31, 2015	$9,705,534	$38,332,912	$777,363	$1,431,958	$50,247,767